Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2016 USD ($) a	Sep. 30, 2015 USD ($)	[1]	Sep. 30, 2014 USD ($)	Dec. 18, 2015 USD ($)	Oct. 20, 2015 USD ($)
Unusual or Infrequent Items, or Both [Abstract]
Amount received for easement grant				$ 1,330
Tampa, Florida terminal facility | a				25.2
Easement gain				$ 1,277
Intangible asset impairment		$ 2,074		$ 0	$ 2,074		$ 0
Management Security Plan adjustment			$ 575				$ 575
BP Claim Settlement								$ 2,048	$ 2,106
BP Claim payment	$ 1,687

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.